Share capital and additional paid in capital (Tables)	12 Months Ended
Dec. 31, 2023
Information On Combined Capital And Additional Paid In Capital [Abstract]
Summary Of Changes In Combined Capital And Additional Paid In Capital

	Number of ordinary shares	Nominal value of ordinary shares	Combined capital	Subscription receivable	Additional paid-in capital	Total
		USD	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2022 (note i)	500	1	—	—	423,329	423,329
Subdivision of shares (note ii)	4,500	—	—	—	—	—
Stock dividend to the controlling shareholder (note ii)	49,995,000	5,000	32	—	(32)	—
Conversion of preferred shares to shares (note iii)	326,976,779	3,269,768	21,905	—	3,712,984	3,734,889
Recapitalization upon the Merger (note ii)	1,597,547,772	16,470,477	110,343	—	(110,343)	—
Deemed issuance of shares upon the Merger transaction	161,713,040	1,617,130	10,226	—	1,881,758	1,891,984
Issuance of shares (note iv)	57,570,524	575,705	4,005	—	204,690	208,695
Exercise of option	3,170,010	31,700	219	—	5,203	5,422
Contribution from the controlling shareholder (Note 33)	—	—	—	—	27,179	27,179
Share-based payments from the Company (Note 29)	—	—	—	—	195,669	195,669
Share-based payments from the controlling shareholder (Note 29)	—	—	—	—	18,163	18,163
At December 31, 2022	2,196,978,125	21,969,781	146,730	—	6,358,600	6,505,330
At January 1, 2023	2,196,978,125	21,969,781	146,730	—	6,358,600	6,505,330
Issuance of shares (note iv)	101,000,000	1,010,000	7,175	(4,696)	146,532	149,011
Transaction cost related to issuance of shares	—	—	—	—	(18,285)	(18,285)
Share-based payments from the Company (Note 29)	—	—	—	—	393,825	393,825
Share-based payments from the controlling shareholder (Note 29)	—	—	—	—	5,251	5,251
Conversion of convertible bonds to shares (note v)	108,760,310	1,087,603	7,807	—	311,528	319,335
Exercise of option	48,463,868	484,639	3,471	—	(1,110)	2,361
At December 31, 2023	2,455,202,303	24,552,023	165,183	(4,696)	7,196,341	7,356,828
Notes:

(i)	In July 2019, 100 ordinary shares of Dada were allotted and issued to the controlling shareholder, of par value US$0.001.

In November 2020, 400 ordinary shares of Dada were allotted and issued to the controlling shareholder, which is effectively a 1-to-5 share subdivision.

(ii)	In January 2022, each existing issued and unissued share of par value US$0.001 each in the share capital of Dada was subdivided into 10 shares of par value US$0.0001.

In January 2022, 49,995,000 ordinary shares of Dada were allotted and issued to the controlling shareholder, which is effectively a 1-to-10,000 share subdivision.

Upon the Merger, each existing issued and unissued share of par value US$0.0001 each in the share capital of Dada was cance
l
led in exchange for the right to receive 32.951 ordinary shares of the Company.

The above events mentioned in note (ii) are collectively referred as the “Share Subdivision”.

All number of share and share capital amount presented in the financial statements are retroactively adjusted and presented to reflect the effect of the Share Subdivision, except for amounts on consolidated statements of changes in equity and in this Note
2
1.

(iii)
In January and March 2022, the Group issued convertible redeemable preferred shares of Dada for a total cash consideration of RMB556.4 million. The convertible redeemable preferred shares were automatically converted to ordinary shares of Dada in June 2022.

(iv)
In December 2022, an institution
al
investor purchased a total of 57,570,524 newly issued Class A ordinary shares through a private placement, with a total purchase price of US$30 million (RMB208.7 million).

In May 2023, the Company issued 35,000,000 Class A ordinary shares of US$0.6 each in a private placement. These new shares were issued under the general mandate granted to the directors of the Company at the annual general meeting of the Company held on May 19, 2023 and rank pari passu with other shares in issue in all respects.

In November 2023, the Company issued
 66,000,000
Class A ordinary shares, equivalent to share capital of
 US$0.7
million, for which subscription receivable was approximately

R
MB
4.7
million as at December 31, 2023.

(v)
In August 2023, September 2023, October 2023 and November 2023, the Company issued 108,760,310
Class A ordinary shares upon the conversion of certain convertible bonds issued to LMR in aggregate (Note 20).

(vi)
The Company’s ordinary shares are divided into Class A ordinary shares, Class B ordinary shares and Class C ordinary shares. Holders of our Class A ordinary shares, Class B ordinary shares and Class C ordinary shares have the same rights, preferences and restrictions except for voting and conversion rights.